Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Entity Registrant Name	Vertical Aerospace Ltd.
Entity Central Index Key	0001867102
Amendment Flag	false
Document Fiscal Period Focus	Q2